Share Based Compensation (Details)			12 Months Ended
	Sep. 10, 2024 CNY (¥) shares	Sep. 10, 2024 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Aug. 30, 2024 shares
Share Based Compensation [Line Items]
Granted ordinary shares (in Shares)	11,400,000	11,400,000	9,000,000	9,000,000
Total value of shares | $		$ 1,710,000		$ 879,500
Closing stock price (in Dollars per share) | $ / shares		$ 0.9
Share-Based Payment Arrangement [Member]
Share Based Compensation [Line Items]
Total value of shares	¥ 31,001,067	$ 3,915,000
Closing stock price (in Dollars per share) | $ / shares		$ 0.9
Key Employees [Member] | Share-Based Payment Arrangement [Member]
Share Based Compensation [Line Items]
Granted ordinary shares (in Shares)	26,100,000	26,100,000
Non-Employees [Member]
Share Based Compensation [Line Items]
Share-Based Payment Arrangement, Expense			¥ 3,867,378	540,000	¥ 9,264,687	$ 1,170,000
Share Incentive Plan [Member] | Share-Based Payment Arrangement [Member]
Share Based Compensation [Line Items]
Maximum number of ordinary shares (in Shares)							48,000,000
Two Thousand Twenty Four Plan [Member] | Non-Employees [Member]
Share Based Compensation [Line Items]
Share-Based Payment Arrangement, Expense			¥ 6,321,406	$ 879,500